Segment Information - Revenue and Long-Lived Assets by Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenues:	$ 8,252	$ 8,012	$ 8,437
Total long-lived assets	3,034	3,212
U.S. and Canada
Segment Reporting Information [Line Items]
Revenues:	4,004	3,965	4,094
Total long-lived assets	1,414	1,623
Domestic Pension Benefits
Segment Reporting Information [Line Items]
Revenues:	3,900	3,800	4,000
Europe
Segment Reporting Information [Line Items]
Revenues:	1,734	1,666	1,805
Total long-lived assets	858	843
U.K.
Segment Reporting Information [Line Items]
Revenues:	1,300	1,200	1,400
Australasia and Other
Segment Reporting Information [Line Items]
Revenues:	2,514	2,381	2,538
Total long-lived assets	762	746
Australia
Segment Reporting Information [Line Items]
Revenues:	$ 2,100	$ 2,000	$ 2,200